Revenue and other operating income (Tables)	6 Months Ended
Jun. 30, 2024
Revenue [abstract]
Schedule of revenue sources	In the following table, revenue is disaggregated by type of contract

	June 30, 2024											June 30, 2023
	Marine							H2 INFRA	H2 INDUSTRY	Less: Eliminations	Total	Marine	Less: Eliminations	Total
	Euronav	Bocimar	Delphis	Bochem	Windcat	Other	Total					Euronav
Pool Revenue	113,125	—	—	8,889	—	—	122,014	—	—	—	122,014	362,745	—	362,745
Spot Voyages	219,780	29,705	—	—	—	—	249,485	—	—	—	249,485	243,381	—	243,381
Revenue from contracts with customers	332,905	29,705	—	8,889	—	—	371,499	—	—	—	371,499	606,126	—	606,126
Time Charters	92,284	176	9,011	1,794	17,060	553	120,878	—	—	—	120,878	81,990	—	81,990
Lease income	92,284	176	9,011	1,794	17,060	553	120,878	—	—	—	120,878	81,990	—	81,990
Total revenue	425,189	29,881	9,011	10,683	17,060	553	492,377	—	—	—	492,377	688,116	—	688,116

Other income	35,774	1,130	263	—	—	754	37,921	362	841	(879)	38,245	14,768	—	14,768